Subsequent Events - (Details) € in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2015 USD ($)	Jul. 10, 2015 USD ($)	Jun. 09, 2015 USD ($)	Jun. 30, 2015 USD ($) segment	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) segment	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 10, 2015 EUR (€)	Jul. 10, 2015 USD ($)	Jun. 02, 2015 USD ($)	Jun. 01, 2015 USD ($)
Subsequent Event [Line Items]
Number of reportable segments | segment				3		3
Long-term borrowings				$ 20,721,000,000		$ 20,721,000,000		$ 20,760,000,000	$ 22,614,000,000
Loss on debt extinguishment				$ 0	$ 0	$ 0	$ 3,000,000	$ 274,000,000	$ 79,000,000	$ 56,000,000
Transaction Wireless, Inc. | Network & Security Solutions
Subsequent Event [Line Items]
Cash payments in acquisition			$ 62,000,000
Contingent equity considerations			$ 3,000,000
Senior Secured Term Loan Facility | 7.375% Senior secured first lien notes due 2019
Subsequent Event [Line Items]
Interest rate				7.375%		7.375%		7.375%
Senior Secured Term Loan Facility | 8.875% Senior secured first lien notes due 2020
Subsequent Event [Line Items]
Interest rate				8.875%		8.875%		8.875%
Senior secured revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity under credit facility								$ 1,000,000,000					$ 1,250,000,000.00	$ 1,000,000,000
Subsequent Event | Senior Secured Term Loan Facility
Subsequent Event [Line Items]
Loss on debt extinguishment		$ 45,000,000
Subsequent Event | Senior Secured Term Loan Facility | USD Denominated New Term Loan
Subsequent Event [Line Items]
Long-term borrowings												$ 725,000,000
Subsequent Event | Senior Secured Term Loan Facility | Euro Denominated New Term Loan
Subsequent Event [Line Items]
Long-term borrowings											€ 250	$ 276,000,000
Subsequent Event | Senior Secured Term Loan Facility | 7.375% Senior secured first lien notes due 2019
Subsequent Event [Line Items]
Amount outstanding		$ 955,000,000
Interest rate											7.375%	7.375%
Subsequent Event | Senior Secured Term Loan Facility | 5.375% Senior secured first lien notes due 2023
Subsequent Event [Line Items]
Loss on debt extinguishment	$ 63,000,000
Face amount	$ 1,200,000,000.0
Interest rate	5.375%